UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2008

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      June 4, 2009
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-12076           Dorsey Wright & Associates
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   26

       Form 13F Information Table Value Total:	$30,513
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]



              NameOfIssuer                 TitleOfClass    Cusip     MarketValue   SHRS_OR_PRN_AMT SH_PRN     Sole      Shared None
Amgen, Inc.                               Common Stock   031162100     $231,153.00        3,900.00 SH          3,900.00   0.00 0.00
Avon Products, Inc.                       Common Stock   054303102     $245,263.00        5,900.00 SH          5,900.00   0.00 0.00
Boston Scientific Corporation             Common Stock   101137107     $164,663.40       13,420.00 SH         13,420.00   0.00 0.00
ConocoPhillips                            Common Stock   20825C104     $453,417.50        6,190.00 SH          6,190.00   0.00 0.00
Freeport-McMoran Copper & Gold  Class B   Common Stock   35671D857     $215,461.50        3,790.00 SH          3,790.00   0.00 0.00
Gilead Sciences, Inc.                     Common Stock   375558103     $237,016.00        5,200.00 SH          5,200.00   0.00 0.00
International Business Machs.             Common Stock   459200101     $245,616.00        2,100.00 SH          2,100.00   0.00 0.00
JetBlue Airways Corp                      Common Stock   477143101      $49,995.00       10,100.00 SH         10,100.00   0.00 0.00
Eli Lilly & Company                       Common Stock   532457108     $280,471.10        6,370.00 SH          6,370.00   0.00 0.00
Southwest Airlines Co.                    Common Stock   844741108     $354,044.00       24,400.00 SH         24,400.00   0.00 0.00
Merck & Company, Inc.                     Common Stock   589331107     $216,501.60        6,860.00 SH          6,860.00   0.00 0.00
Pfizer Incorporated                       Common Stock   717081103     $476,120.80       25,820.00 SH         25,820.00   0.00 0.00
Wal Mart Stores, Inc.                     Common Stock   931142103     $637,229.60       10,640.00 SH         10,640.00   0.00 0.00
Xerox Corporation                         Common Stock   984121103     $249,048.00       21,600.00 SH         21,600.00   0.00 0.00
Powershares  DB Commodity Index           ETP            73935S105   $2,656,976.00       78,400.00 SH         78,400.00   0.00 0.00
PowerShares DB G10 Curr Harv              ETP            73935Y102   $1,239,686.00       51,100.00 SH         51,100.00   0.00 0.00
iShares  JP Morgan EM Bond Fund           ETP            464288281     $274,116.50        2,975.00 SH          2,975.00   0.00 0.00
iShares  IBoxx$ Invest Grade Corp. Bond   ETP            464287242   $1,607,241.00       17,900.00 SH         17,900.00   0.00 0.00
iShares  S&P National Municipal Bond Fd   ETP            464288414     $340,585.00        3,500.00 SH          3,500.00   0.00 0.00
SPDR  DB International Gov Inflation      ETP            78464A490   $1,140,360.00       22,100.00 SH         22,100.00   0.00 0.00
CBOE VIX Future  Oct 2008                 Physical index  0000UXV8     $211,486.60           33.00 SH             33.00   0.00 0.00
                                          future.
S & P 500 Index  Emini Dec 08 1220 Put    Physical index ESZ8P 1220    $238,250.00           50.00 SH             50.00   0.00 0.00
DEC1220. PUT                              option.
S & P 500 Index  Emini Dec 08 1325 Put    Physical index ESZ8P 1325    $210,750.00           25.00 SH             25.00   0.00 0.00
DEC1325. PUT                              option.
S & P 500 Index  Emini Dec 08 1350 Put    Physical index ESZ8P 1350    $236,875.00           25.00 SH             25.00   0.00 0.00
DEC1350. PUT                              option.
Goldman Sachs  Flt % Due 6/30/2009 Mo-1   Swap-Custom    EN81FDREC  $14,679,701.65   14,679,701.65 SH     14,679,701.65   0.00 0.00
                                          Equity Basket
Goldman Sachs  Basket Long Swap           Swap-Custom      EN06FD    $3,620,981.58        3,965.04 SH          3,965.04   0.00 0.00
                                          Equity Basket